10. STOCK COMPENSATION (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Unrecognized compensation cost	$ 497,783
Weighted average period for recognition of unrecognized compensation cost	2 years 2 months 9 days	2 years 25 days
Intrinsic value	$ 0.12